Accrued Expenses - Accrued Expense (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued And Other Liabilities [Line Items]
Long-term deferred revenue	$ 33,286	$ 4,463